Document and Entity Information	Mar. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	Forum Funds
Entity Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Apr. 10, 2018
Document Effective Date	Apr. 10, 2018
Prospectus Date	Aug. 01, 2017